Financial Instruments - Disclosure of Analysis of Financial Instruments Valued Using Internal Models Based on Information Other than Market Data (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial instruments	£ 1,432	£ 2,407
FVTPL assets	262	129
Total net assets	121	139
Total income/(expense)	8	(17)	£ (4)
Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	130	145
Financial asset liabilities	11	(30)	(2)
Other Level 3 | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Other Level 3 assets	1	9
Other Level 3 liabilities	(10)	(15)
Fair value movements	(1)	10	(9)
Fair value movements	(2)	3	7
Reversionary property interests | Equity and credit contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial instruments	35	30
Fair value movements	12	(8)	0
Reversionary property interests | Debt securities
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	49	70
Fair value movements	(3)	0	5
Roll-up mortgage portfolio | Loans and advances to customers
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	24	28
Fair value movements	(2)	(18)	(5)
Other loans | Loans and advances to customers
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	22	17
Fair value movements	£ 4	£ (4)	£ (2)